Vessels, net (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant and Equipment Net
Vessels Table
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2015	$1,165,645	$(129,488)	$1,036,157
—Other additions to vessels’ cost	1,855	—	1,855
—Depreciation	—	(30,395)	(30,395)
Balance December 31, 2016	$1,167,500	$(159,883)	$1,007,617
—Depreciation	—	(30,319)	(30,319)
Balance December 31, 2017	$1,167,500	$(190,202)	$977,298